Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	€ 1,607
Intangible assets at end of year	58	€ 1,607
Licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	1,564
Intangible assets at end of year	1	1,564
Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	43
Intangible assets at end of year	57	43
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	2,327	2,322
Additions	37	5
Intangible assets at end of year	2,364	2,327
Cost | Licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	2,034	2,032
Additions	0	2
Intangible assets at end of year	2,034	2,034
Cost | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	293	290
Additions	37	3
Intangible assets at end of year	330	293
Accumulated amortisation/impairment
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(720)	(604)
Amortisation charge for the year	110	116
Impairment incurred during the year	1,476
Intangible assets at end of year	(2,306)	(720)
Accumulated amortisation/impairment | Licences
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(470)	(382)
Amortisation charge for the year	87	88
Impairment incurred during the year	1,476
Intangible assets at end of year	(2,033)	(470)
Accumulated amortisation/impairment | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of year	(250)	(222)
Amortisation charge for the year	23	28
Impairment incurred during the year	0
Intangible assets at end of year	€ (273)	€ (250)